Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 82	$ 72
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	1,800,000,000	1,800,000,000
Common stock, shares issued	717,039,108	706,761,661
Treasury stock, at cost, shares	69,671,840	41,264,918